UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

March 31, 2014

Annual
Report

MAXIS® Nikkei 225 Index Fund

Precidian ETFs Trust

1	Management Discussion of Fund Performance
4	Schedule of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights

13	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
26	Expense Example (unaudited)
27	Additional Information (unaudited)
28	Trustees and Officers of Precidian ETFs Trust (unaudited)

Disclaimer:

The MAXIS® Nikkei 225 Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Nikkei Inc. Nikkei Inc. makes no representation or warranty, express or implied, to the owners of Fund shares (“Shares”) or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. Precidian Funds LLC (the “Advisor”) is licensing, and then sub-licensing to Precidian ETFs Trust (the “Trust”), certain trademarks and trade names of Nikkei Inc. and of the underlying index, which is determined, composed and calculated by Nikkei Inc. without regard to the Fund. Nikkei Inc. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Nikkei Stock Average (the “NSA” or “Underlying Index”) is copyrighted material calculated in a methodology independently developed and created by Nikkei Inc., and Nikkei Inc. is the sole exclusive owner of the copyright and other intellectual property rights in the NSA itself and the methodology to calculate the NSA. All intellectual properties and any other rights in the marks indicating Nikkei and the NSA belong to Nikkei Inc. The Fund is managed and operated exclusively by the Advisor. Nikkei Inc. assumes no obligation or responsibility for the management, operation and transactions of the Fund. Nikkei Inc. is not obligated to continuously announce the NSA and is not liable for any error, delay, interruption, suspension or cessation of announcement thereof. Nikkei Inc. has the right to change the component stocks included in the NSA, the calculation methodology of the NSA or any other details of the NSA and has the right to suspend or cease the announcement of the NSA without owning any liability to any other third party.

The Advisor does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and the Advisor shall have no liability for any errors, omissions or interruptions therein. The Advisor makes no warranty, express or implied, to the owners of Shares of the Fund or to any other person or entity, as to the results to be obtained by the Fund from the use of the Underlying Index or any data included therein. The Advisor makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, with respect to the Underlying Index in no event shall the Advisor have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Management Discussion of Fund Performance
March 31, 2014

The MAXIS® Nikkei 225 Index Fund (“NKY”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Japanese market, as measured by the Nikkei 225 Index.

The Nikkei 225 Stock Average is the price-weighted average of 225 stocks traded on the first section of the Tokyo Stock Exchange, but it is different from a simple average in that the divisor is adjusted to maintain continuity and reduce the effect of external factors not directly related to the market. One cannot invest directly in an index.

Given the 22.19% decline in the yen since the fund’s inception, U.S. investors have generally experienced lower returns in U.S. dollar terms versus their counterparts in Japan. The exchange rate between the Japanese yen and the U.S. dollar as of March 31, 2014 was 103.22 JPY to $1 U.S. However, the easy-money policy associated with the continued economic stimulus and sustained improvements in corporate earnings create the possibility for the equity markets to move higher.

For the year ended March 31, 2014, the fund’s net asset value total return and the Nikkei 225 Index return were 10.38% and 10.71%, respectively. In the latest quarter ended March 31, 2014, the fund’s net asset value total return and the Nikkei 225 Index return were -6.52% and -6.55%, respectively.

Sector Weightings % of Common Stocks[1]
Industrials	23.09
Consumer Discretionary	22.41
Information Technology	13.76
Telecommunication Services	9.83
Health Care	8.55
Materials	7.41
Consumer Staples	7.09
Financials	6.95
Energy	0.51
Utilities	0.40
Other	0.00
Total	100.00%

Top Holdings % of Common Stocks[1]
Fast Retailing CO LTD	9.81
Softbank CORP	6.31
Fanuc LTD	4.98
KDDI CORP	3.27
Kyocera CORP	2.49
Honda Motor CO LTD	1.95
Tokyo Electron LTD	1.73
Astellas Pharma INC	1.67
Secom CO LTD	1.63
Daikin Industries LTD	1.58

(1)	Data as of 3/31/2014

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Management Discussion of Fund Performance (continued)
March 31, 2014

Frequency Distribution of Premiums and Discounts (Unaudited)
For the period July 13, 2011 (Commencement of NYSE Arca trading) through March 31, 2014

Basis Point Differential	Number of Days	Percentage of Total Days
>200 bps above NAV	17	2.49%
150 to 199 bps above NAV	26	3.81%
100 to 149 bps above NAV	72	10.54%
50 to 99 bps above NAV	89	13.03%
1 to 49 bps above NAV	163	23.87%
0 bps	3	0.44%
1 to 49 bps below NAV	130	19.03%
50 to 99 bps below NAV	94	13.76%
100 to 149 bps below NAV	43	6.30%
150 to 199 bps below NAV	20	2.93%
>200 bps below NAV	26	3.80%
	683	100.0%

bps = basis point – .01 of 1% or 0.0001

Performance Summary as of 3/31/2014

One cannot invest directly in an index. The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.precidianfunds.com.

Investing involves risk and can include loss of principal. Additionally, investments in international securities may involve risk of capital loss from unfavorable movements in currency valuation, differences in generally accepted accounting principles, and from geopolitical and risks specific to a particular region or country. Securities focusing on a single country may experience higher volatility.

The Fund is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners, national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

In addition, the three largest sector concentrations of the Fund are in the consumer discretionary, industrials and information technology sectors. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across many different industry sectors.

Shares of MAXIS® Nikkei 225 Index Fund are bought and sold at a price determined in the market (not NAV) and are not individually redeemable with the fund. The market price of the fund is the current price at which shares can be bought or sold on an exchange. Net Asset Value is calculated daily at the market close and is the total value of all securities in the fund and generally expressed on a per share basis. The MAXIS® Nikkei 225 Index Fund is distributed by Foreside Fund Services, LLC.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Management Discussion of Fund Performance (continued)
March 31, 2014

The views in this letter are those of Precidian Funds, LLC as of March 31, 2014, and may not necessarily reflect the view on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s present investment methodology and do not constitute investment advice.

*	The line graph and average annual total return chart represents historical performance of a hypothetical investment of $10,000 from July 8, 2011 (Commencement of Operations) to March 31, 2014, assuming the reinvestment of distributions.

Average Annual Total Return	Current Period	Inception to Date
NKY – NAV return	10.38%	6.58%
NKY – Market Value return	10.07%	6.46%
Nikkei 225 Index[1]	10.71%	6.78%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.53% and the net operating expense ratio is 0.50% (actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This Agreement is in effect through July 30, 2014. After such date, the expense limitation may be renewed, terminated or revised by the Advisor. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.precidianfunds.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

[1]	The Nikkei calculates total return values for the Nikkei 225 Index and assumes the reinvestment of dividend points.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments
March 31, 2014

	Shares	Value
Common Stocks – 99.0%
Air Freight & Logistics – 0.6%
Yamato Holdings Co., Ltd.(a)	33,600	$723,988
Airlines – 0.1%
ANA Holdings, Inc.	42,000	90,743
Auto Components – 2.6%
Bridgestone Corp.	33,600	1,191,455
Denso Corp.	33,600	1,610,742
Yokohama Rubber Co., Ltd./The(a)	28,000	263,140
		3,065,337
Automobiles – 5.4%
Fuji Heavy Industries Ltd.	28,000	757,409
Honda Motor Co., Ltd.	65,800	2,316,691
Isuzu Motors Ltd.(a)	28,000	160,868
Mazda Motor Corp.	42,000	186,368
Mitsubishi Motors Corp.	4,200	43,947
Nissan Motor Co., Ltd.	33,600	299,491
Suzuki Motor Corp.	33,600	876,989
Toyota Motor Corp.	32,200	1,817,538
		6,459,301
Banks – 1.2%
Aozora Bank Ltd.(a)	28,000	79,756
Bank of Yokohama Ltd./The	28,000	139,708
Chiba Bank Ltd./The	28,000	172,533
Fukuoka Financial Group, Inc.	28,000	115,022
Mitsubishi UFJ Financial Group, Inc.	33,600	184,578
Mizuho Financial Group, Inc.	33,600	66,409
Resona Holdings, Inc.	4,200	20,305
Shinsei Bank Ltd.	42,000	82,604
Shizuoka Bank Ltd./The(a)	28,000	273,177
Sumitomo Mitsui Financial Group, Inc.	4,200	179,410
Sumitomo Mitsui Trust Holdings, Inc.	42,000	189,624
		1,503,126
Beverages – 1.4%
Asahi Group Holdings Ltd.	33,600	940,468
Kirin Holdings Co., Ltd.	28,000	387,928
Sapporo Holdings Ltd.	28,000	110,139
Takara Holdings, Inc.(a)	28,000	213,496
		1,652,031
Building Products – 2.2%
Asahi Glass Co., Ltd.	28,000	162,225
Daikin Industries Ltd.	33,600	1,882,238
Nippon Sheet Glass Co., Ltd.*	42,000	59,817
Nitto Boseki Co., Ltd.(a)	42,000	196,134
TOTO Ltd.(a)	28,000	388,199
		2,688,613

	Shares	Value
Common Stocks (continued)
Capital Markets – 0.7%
Daiwa Securities Group, Inc.	28,000	$243,608
Matsui Securities Co., Ltd.(a)	33,600	341,160
Nomura Holdings, Inc.	33,600	215,503
		800,271
Chemicals – 5.2%
Asahi Kasei Corp.	28,000	190,438
Denki Kagaku Kogyo KK(a)	42,000	144,049
Kuraray Co., Ltd.(a)	30,800	352,119
Mitsubishi Chemical Holdings Corp.	21,000	87,284
Mitsui Chemicals, Inc.	42,000	102,950
Nippon Kayaku Co., Ltd.	28,000	315,497
Nippon Soda Co., Ltd.(a)	28,000	152,187
Nissan Chemical Industries Ltd.	33,600	504,252
Nitto Denko Corp.	33,600	1,608,789
Shin-Etsu Chemical Co., Ltd.	32,200	1,840,000
Showa Denko KK	42,000	59,410
Sumitomo Chemical Co., Ltd.	28,000	103,357
Teijin Ltd.	42,000	104,171
Tokai Carbon Co., Ltd.(a)	28,000	94,948
Tokuyama Corp.(a)	28,000	91,692
Toray Industries, Inc.(a)	28,000	185,012
Tosoh Corp.	42,000	161,953
Toyobo Co., Ltd.	42,000	65,921
Ube Industries Ltd.(a)	42,000	77,314
		6,241,343
Commercial Services & Supplies – 2.0%
Dai Nippon Printing Co., Ltd.	28,000	268,294
Secom Co., Ltd.	33,600	1,935,626
Toppan Printing Co., Ltd.(a)	28,000	200,475
		2,404,395
Construction & Engineering – 2.3%
Chiyoda Corp.	28,000	361,072
COMSYS Holdings Corp.	33,600	526,714
JGC Corp.	33,000	1,147,798
Kajima Corp.(a)	42,000	147,304
Obayashi Corp.	28,000	157,884
Shimizu Corp.(a)	42,000	217,701
Taisei Corp.(a)	42,000	187,589
		2,746,062
Construction Materials – 0.3%
Sumitomo Osaka Cement Co., Ltd.	42,000	173,754
Taiheiyo Cement Corp.	42,000	151,373
		325,127
Consumer Finance – 0.6%
Credit Saison Co., Ltd.	33,600	668,321

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2014

	Shares	Value
Common Stocks (continued)
Containers & Packaging – 0.5%
Toyo Seikan Group Holdings Ltd.	33,600	$545,595
Diversified Telecommunication Services – 0.2%
Nippon Telegraph & Telephone Corp.	4,200	228,647
Electric Utilities – 0.1%
Chubu Electric Power Co., Inc.*	4,200	49,440
Kansai Electric Power Co., Inc./The*	4,200	43,093
Tokyo Electric Power Co., Inc.*	4,200	16,928
		109,461
Electrical Equipment – 1.1%
Fuji Electric Co., Ltd.	42,000	187,589
Fujikura Ltd.(a)	28,000	128,043
Furukawa Electric Co., Ltd.	28,000	69,719
GS Yuasa Corp.(a)	28,000	148,389
Mitsubishi Electric Corp.	28,000	315,226
Sumitomo Electric Industries Ltd.	33,600	500,020
		1,348,986
Electronic Equipment, Instruments & Components – 6.5%
Alps Electric Co., Ltd.	33,600	400,733
Citizen Holdings Co., Ltd.	33,600	252,940
FUJIFILM Holdings Corp.	32,200	864,470
Hitachi Ltd.	28,000	206,714
Kyocera Corp.	65,800	2,966,307
Mitsumi Electric Co., Ltd.	33,600	243,174
Nippon Electric Glass Co., Ltd.	42,000	216,073
Oki Electric Industry Co., Ltd.	42,000	89,929
Taiyo Yuden Co., Ltd.(a)	32,200	397,138
TDK Corp.(a)	30,800	1,286,131
Yaskawa Electric Corp.(a)	28,000	387,114
Yokogawa Electric Corp.(a)	33,600	542,665
		7,853,388
Food & Staples Retailing – 1.4%
Aeon Co., Ltd.(a)	33,600	378,596
Seven & I Holdings Co., Ltd.	33,600	1,283,907
UNY Group Holdings Co., Ltd.	12,600	74,954
		1,737,457
Food Products – 1.8%
Ajinomoto Co., Inc.	28,000	400,136
Kikkoman Corp.(a)	28,000	528,179
MEIJI Holdings Co., Ltd.(a)	4,200	264,903
Nichirei Corp.	42,000	177,416
Nippon Meat Packers, Inc.(a)	28,000	416,955
Nippon Suisan Kaisha Ltd.*	33,600	70,641
Nisshin Seifun Group, Inc.(a)	32,200	353,774
		2,212,004

	Shares	Value
Common Stocks (continued)
Gas Utilities – 0.3%
Osaka Gas Co., Ltd.	42,000	$159,105
Tokyo Gas Co., Ltd.(a)	42,000	213,225
		372,330
Health Care Equipment & Supplies – 2.1%
Olympus Corp.*	33,600	1,071,007
Terumo Corp.(a)	67,200	1,466,857
		2,537,864
Hotels, Restaurants & Leisure – 0.2%
Tokyo Dome Corp.	42,000	215,666
Household Durables – 1.9%
Casio Computer Co., Ltd.(a)	33,600	397,477
Nikon Corp.(a)	29,400	473,408
Panasonic Corp.	33,600	381,851
Pioneer Corp.*	4,200	8,993
Sekisui House Ltd.	28,000	347,508
Sharp Corp.*	14,000	42,591
Sony Corp.	32,200	615,205
		2,267,033
Industrial Conglomerates – 0.3%
Nisshinbo Holdings, Inc.	28,000	239,268
Toshiba Corp.	42,000	177,823
		417,091
Insurance – 1.0%
Dai-ichi Life Insurance Co., Ltd./The	4,200	61,038
MS&AD Insurance Group Holdings	9,800	224,456
NKSJ Holdings, Inc.	7,000	179,857
Sony Financial Holdings, Inc.	8,400	137,538
T&D Holdings, Inc.	7,000	83,215
Tokio Marine Holdings, Inc.	16,800	504,252
		1,190,356
Internet Software & Services – 0.1%
Yahoo Japan Corp.	14,000	68,633
IT Services – 1.2%
Fujitsu Ltd.	28,000	169,278
NTT Data Corp.(a)	33,600	1,307,019
		1,476,297
Leisure Products – 0.4%
Yamaha Corp.	33,600	432,635
Machinery – 9.6%
Amada Co., Ltd.	28,000	196,948
Ebara Corp.	28,000	175,517
FANUC Corp.	33,600	5,926,348
Furukawa Co., Ltd.	42,000	75,687

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2014

	Shares	Value
Common Stocks (continued)
Hino Motors Ltd.(a)	28,000	$415,327
Hitachi Construction Machinery Co., Ltd.(a)	33,600	647,162
Hitachi Zosen Corp.	7,000	33,367
IHI Corp.	42,000	176,602
Japan Steel Works Ltd./The(a)	42,000	188,403
JTEKT Corp.	33,600	499,369
Kawasaki Heavy Industries Ltd.	42,000	154,629
Komatsu Ltd.	33,600	695,992
Kubota Corp.(a)	28,000	370,837
Meidensha Corp.	28,000	123,974
Minebea Co., Ltd.	28,000	249,034
Mitsubishi Heavy Industries Ltd.	42,000	242,930
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	42,000	88,708
NGK Insulators Ltd.(a)	28,000	583,248
NSK Ltd.	28,000	288,098
NTN Corp.	28,000	95,219
OKUMA Corp.(a)	28,000	226,246
Sumitomo Heavy Industries Ltd.	28,000	113,666
		11,567,311
Marine – 0.2%
Kawasaki Kisen Kaisha Ltd.(a)	28,000	60,495
Mitsui OSK Lines Ltd.	28,000	109,054
Nippon Yusen KK	42,000	122,075
		291,624
Media – 1.1%
Dentsu, Inc.	33,600	1,274,466
SKY Perfect JSAT Holdings, Inc.	2,800	14,975
Toho Co., Ltd.	4,200	84,191
		1,373,632
Metals & Mining – 1.1%
Dowa Holdings Co., Ltd.	28,000	233,842
JFE Holdings, Inc.	4,200	79,064
Kobe Steel Ltd.	42,000	55,748
Mitsubishi Materials Corp.(a)	42,000	119,227
Mitsui Mining & Smelting Co., Ltd.	42,000	96,846
Nippon Light Metal Holdings Co., Ltd.	42,000	54,934
Nippon Steel & Sumitomo Metal Corp.	42,000	114,751
Nisshin Steel Holdings Co., Ltd.	4,200	35,931
Pacific Metals Co., Ltd.*(a)	28,000	104,442
Sumitomo Metal Mining Co., Ltd.(a)	28,000	351,577
Toho Zinc Co., Ltd.	28,000	84,910
		1,331,272
Multiline Retail – 1.0%
Isetan Mitsukoshi Holdings Ltd.(a)	33,600	414,730
J Front Retailing Co., Ltd.	28,000	192,608
Marui Group Co., Ltd.(a)	33,600	288,098

	Shares	Value
Common Stocks (continued)
Takashimaya Co., Ltd.(a)	28,000	$262,597
		1,158,033
Oil, Gas & Consumable Fuels – 0.5%
Inpex Corp.	11,200	145,297
JX Holdings, Inc.	33,600	161,791
Showa Shell Sekiyu KK	33,600	300,142
		607,230
Paper & Forest Products – 0.3%
Hokuetsu Kishu Paper Co., Ltd.(a)	35,000	175,653
Nippon Paper Industries Co., Ltd.	4,200	79,145
Oji Holdings Corp.(a)	28,000	125,331
		380,129
Personal Products – 1.5%
Kao Corp.	33,600	1,190,478
Shiseido Co., Ltd.(a)	33,600	591,170
		1,781,648
Pharmaceuticals – 6.4%
Astellas Pharma, Inc.	168,000	1,992,269
Chugai Pharmaceutical Co., Ltd.	33,600	857,782
Daiichi Sankyo Co., Ltd.(a)	33,600	565,778
Dainippon Sumitomo Pharma Co., Ltd.(a)	25,200	400,407
Eisai Co., Ltd.(a)	33,600	1,307,996
Kyowa Hakko Kirin Co., Ltd.	28,000	298,406
Shionogi & Co., Ltd.	33,600	622,747
Takeda Pharmaceutical Co., Ltd.	33,600	1,592,513
		7,637,898
Real Estate Management & Development – 3.4%
Daiwa House Industry Co., Ltd.	28,000	475,008
Heiwa Real Estate Co., Ltd.(a)	7,000	111,767
Mitsubishi Estate Co., Ltd.	28,000	663,547
Mitsui Fudosan Co., Ltd.	42,000	1,281,384
Sumitomo Realty & Development Co., Ltd.	28,000	1,096,507
Tokyo Tatemono Co., Ltd.	28,000	240,081
Tokyu Fudosan Holdings Corp.(a)	32,200	240,217
		4,108,511
Road & Rail – 1.6%
Central Japan Railway Co.	2,800	327,162
East Japan Railway Co.	2,800	206,334
Keio Corp.	28,000	195,049
Keisei Electric Railway Co., Ltd.	28,000	242,794
Nippon Express Co., Ltd.	42,000	205,493
Odakyu Electric Railway Co., Ltd.(a)	28,000	241,167
Tobu Railway Co., Ltd.(a)	28,000	135,368
Tokyu Corp.(a)	28,000	171,177

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2014

	Shares	Value
Common Stocks (continued)
West Japan Railway Co.	4,200	$171,475
		1,896,019
Semiconductors & Semiconductor Equipment – 2.4%
Advantest Corp.(a)	63,000	681,791
Dainippon Screen Manufacturing Co., Ltd.	28,000	129,400
Sumco Corp.	4,200	32,431
Tokyo Electron Ltd.(a)	33,600	2,059,003
		2,902,625
Software – 1.5%
Konami Corp.(a)	32,200	744,049
Trend Micro, Inc.	33,600	1,040,081
		1,784,130
Specialty Retail – 9.7%
Fast Retailing Co., Ltd.	32,200	11,678,603
Technology Hardware, Storage & Peripherals – 1.9%
Canon, Inc.	49,000	1,514,887
Konica Minolta, Inc.	35,000	326,551
NEC Corp.	42,000	128,993
Ricoh Co., Ltd.	28,000	322,821
		2,293,252
Textiles, Apparel & Luxury Goods – 0.0%†
Unitika Ltd.*	42,000	23,194
Tobacco – 0.9%
Japan Tobacco, Inc.	33,600	1,054,730
Trading Companies & Distributors – 2.4%
ITOCHU Corp.(a)	33,600	392,594
Marubeni Corp.	28,000	187,996
Mitsubishi Corp.(a)	30,800	571,747
Mitsui & Co., Ltd.(a)	33,600	474,954
Sojitz Corp.	2,800	4,775
Sumitomo Corp.(a)	33,600	427,426
Toyota Tsusho Corp.(a)	33,600	852,899
		2,912,391
Transportation Infrastructure – 0.3%
Mitsubishi Logistics Corp.(a)	28,000	389,556
Wireless Telecommunication Services – 9.5%
KDDI Corp.(a)	67,200	3,890,783
NTT DoCoMo, Inc.(a)	4,200	66,246
SoftBank Corp.	99,400	7,511,699
		11,468,728
Total Common Stocks (Cost $128,383,301)		119,022,617

	Principal Amount	Value
Repurchase Agreements – 19.2%(b)
Bank of America, N.A.,0.07%, dated 03/31/14, due 04/01/14, repurchase price $5,000,010, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 3.00% – 5.50%, maturing 06/01/36 – 09/15/41; total market value $5,100,000	$5,000,000	$5,000,000
Barclays Capital, Inc., 0.06%, dated 03/31/14, due 04/01/14, repurchase price $16,030,652, collateralized by U.S. Treasury Securities, 2.00%, maturing 02/28/21; total market value $16,351,239	16,030,625	16,030,625
Natixis Financial Products LLC, 0.15%, dated 03/31/14, due 04/01/14, repurchase price $1,000,004, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 1.18% – 9.20%, maturing 05/01/15 – 02/20/64; U.S. Treasury Securities, ranging from 0.63% – 1.25%, maturing 07/15/20 – 01/15/24; total market value $1,020,004	1,000,000	1,000,000
Nomura Securities Co., Ltd., 0.11%, dated 03/31/14, due 04/01/14, repurchase price $1,000,003, collateralized by various U.S. Government Agency Mortgage Securities, ranging from 2.00% – 5.50%, maturing 07/01/26 – 07/20/63; total market value $1,020,000	1,000,000	1,000,000
Total Repurchase Agreements (Cost $23,030,625)		23,030,625
Total Investment Securities (Cost $151,413,926) – 118.2%		142,053,242
Liabilities in excess of other assets – (18.2%)		(21,897,213)
Net Assets – 100.0%		$120,156,029
*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or portion of this security was on loan at March 31, 2014. The total value of securities on loan was $21,895,957, which was collateralized by repurchase agreements with a value of $23,030,625.
(b)	The security was purchased with cash collateral held from securities on loan at March 31, 2014. The total value of securities purchased was $23,030,625.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,743,283
Aggregate gross unrealized depreciation	(11,146,327)
Net unrealized depreciation	$(9,403,044)
Federal income tax cost of investments	$151,456,286

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2014

Futures Contracts Purchased

MAXIS® Nikkei 225 Index Fund had the following open long futures contracts as of March 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation(a)	Cash Collateral (Received)/ Pledged	Net Amount(b)
SGX Mini Nikkei 225 Futures Contracts	15	06/12/14	$1,070,339	$(1,583)	$1,583(c)	$—

Cash collateral in the amount of $42,799 was pledged to cover margin requirements for open futures contracts as of March 31, 2014.

Forward Foreign Currency Contracts

MAXIS® Nikkei 225 Index Fund had the following outstanding contracts as of March 31, 2014:

Buy Contracts*

Buy Contracts	Counterparty	Settlement Date	Units of Currency	Value	Unrealized Depreciation(a)	Cash Collateral (Received)/ Pledged	Net Amount(b)
Japanese Yen	Citibank, N.A.	06/18/14	7,222,000	$69,999	$(1,075)	$—	$(1,075)
*	Fund buys Japanese Yen, sells U.S. Dollar
(a)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation/depreciation) at period end as an asset or a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(b)	Represents the “uncollateralized” amount due from (or to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(c)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Due from broker”. Under U.S. Generally Accepted Accounting Principles, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Statement of Assets and Liabilities
March 31, 2014

ASSETS:
Securities, at value (includes $21,895,957 of securities on loan) (Cost $128,383,301)	$119,022,617
Repurchase agreements, at value (Cost $23,030,625)	23,030,625
Total Investment Securities (Total Cost $151,413,926)	142,053,242
Cash	137,384
Foreign currency (Cost $198,139)	198,179
Due from broker (Note 2)	42,799
Dividends receivable	828,498
Security lending income receivable	1,187
Total Assets	143,261,289
LIABILITIES:
Collateral held for loaned securities (Note 2)	23,030,625
Payable to the advisor (Note 5)	59,475
Accrued trustee fees	12,502
Unrealized depreciation on futures contracts	1,583
Unrealized depreciation on forward foreign currency contracts	1,075
Total Liabilities	23,105,260
Net Assets	$120,156,029
NET ASSETS CONSIST OF:
Paid-in capital	$129,750,148
Undistributed net investment income	662,132
Undistributed net realized gain (loss) from investments, futures and foreign currency transactions	(884,768)
Net unrealized appreciation (depreciation) on:
Investments	(9,360,684)
Futures contracts	(1,583)
Foreign currency and foreign currency translations	(9,216)
Net Assets	$120,156,029
Shares Outstanding (unlimited shares authorized, no par value)	7,006,666
Net Asset Value	$17.15

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Statement of Operations
For the year ended March 31, 2014

INVESTMENT INCOME FROM:
Dividends	$2,123,502
Securities lending (Note 2)	16,085
Foreign withholding tax on dividends	(190,775)
Total Investment Income	1,948,812
EXPENSES:
Management fees (Note 5)	771,550
Trustee fees (Note 5)	50,001
Total gross expenses before fees reimbursed	821,551
LESS:
Trustee fees reimbursed (Note 5)	(50,001)
Total Net Expenses	771,550
Net Investment Income	1,177,262
NET REALIZED GAIN (LOSS) ON:
Investments	(930,870)
In-kind transactions (Note 8)	23,521,677
Futures contracts	174,516
Foreign currency and foreign currency translations	(119,686)
Net Realized Gain (Loss)	22,645,637
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(17,584,913)
Futures contracts	(45,350)
Foreign currency and foreign currency translations	(6,674)
Net Change in Unrealized Appreciation (Depreciation)	(17,636,937)
Net Realized and Unrealized Gain (Loss)	5,008,700
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,185,962

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Statements of Changes in Net Assets

	Year Ended March 31, 2014	Year Ended March 31, 2013
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$1,177,262	$2,912,791
Net realized gain (loss)	22,645,637	7,621,613
Net change in unrealized appreciation (depreciation)	(17,636,937)	6,909,046
Net Increase (Decrease) in Net Assets Resulting from Operations	6,185,962	17,443,450
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,856,600)	(3,217,065)
Total Distributions	(1,856,600)	(3,217,065)
CAPITAL TRANSACTIONS (Notes 6 and 8):
Proceeds from shares issued in-kind	250,730,829	94,558,696
Cost of shares redeemed in-kind	(364,103,460)	(77,716,941)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(113,372,631)	16,841,755
Total Increase (Decrease) in Net Assets	(109,043,269)	31,068,140
NET ASSETS:
Beginning of Year	229,199,298	198,131,158
End of Year	$120,156,029	$229,199,298
Undistributed net investment income included in end of year net assets	$662,132	$1,084,118
SHARE TRANSACTIONS:
Beginning of Year	14,506,666	13,506,666
Issued in-kind (Note 8)	14,500,000	6,500,000
Redeemed in-kind (Note 8)	(22,000,000)	(5,500,000)
Shares Outstanding, End of Year	7,006,666	14,506,666

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Financial Highlights

	Year ended March 31, 2014	Year ended March 31, 2013		July 8, 2011* through March 31, 2012
PER SHARE OPERATING PERFORMANCE (for a share outstanding throughout the period)
Net asset value, beginning of period	$15.80	$14.67		$15.00
Investment Operations:
Net investment income(a)	0.13	0.22		0.24
Net realized and unrealized gain (loss) on investments	1.50	1.14		(0.48	)(b)
Total investment operations	1.63	1.36		(0.24)
Distributions:
Net investment income	(0.28)	(0.23)		(0.09)
Total distributions	(0.28)	(0.23)		(0.09)
Net asset value, end of period	$17.15	$15.80		$14.67
Market value, end of period	$17.10	$15.80	(c)	$14.76
Total Return:
Net asset value(d)	10.38%	9.53%		(1.55	)%(e)
Market value(f)	10.07%	8.85	%(c)	(0.97	)%(e)
Ratios and Supplemental Data:
Ratio of expenses to average net assets (Note 5)	0.53%	0.53%		0.53	%(g)
Ratio of expenses to average net assets, net of reimbursement (Note 5)	0.50%	0.50%		0.50	%(g)
Ratio of net investment income to average net assets	0.76%	1.58%		2.37	%(g)
Net assets, end of period (in thousands)	$120,156	$229,199		$198,131
Portfolio turnover rate(h)	2%	—	%(i)	—	%(e)(i)
*	Commencement of investment operations.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(c)	The market value return is for the period from April 1, 2012 through March 28, 2013. The market price is from March 28, 2013. March 28, 2013 was the last day of NYSE Arca trading for the Fund's fiscal year. The NYSE Arca is the principal exchange on which the Fund's shares trade.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)	Not annualized for periods less than one year.
(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the official midpoint bid/ask from the NYSE Arca. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listed market.
(g)	Annualized for periods less than one year.
(h)	In-kind transactions are not included in portfolio turnover calculations.
(i)	Less than 0.5%.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements
March 31, 2014

1.  Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of one diversified investment portfolio, the MAXIS® Nikkei 225 Index Fund (the “Fund”). The Fund is managed by Precidian Funds LLC (“Advisor”). Northern Trust Investments, Inc. (“NTI”) acts as sub-advisor (“Sub-Advisor”) to the Fund.

The Fund had no operations from May 12, 2011 (initial seeding date) until July 8, 2011 (commencement of operations) other than matters relating to its organization and sale and issuance of 6,666 shares of beneficial interest in the Fund to the Fund’s Advisor at the net asset value of $15.00 per share.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (“Underlying Index”) created by Nikkei Inc. (the “Index Provider”). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or “first” section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s investment objective will be achieved.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing source. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including, but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its net asset value (“NAV”). Accordingly, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2014

listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when an investor will not be able to purchase or sell shares of the Fund. Investments in other open-end investment companies are valued at their NAV.

Forward foreign currency contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service and are typically classified as Level 2 in the fair value hierarchy described below. Exchange traded financial futures are manually valued at the settlement price as established by the exchange on which they are traded, and are typically categorized as Level 1 in the fair value hierarchy described below. If there was no sale on that day, the contract is valued at fair value pursuant to the Trust’s valuation policies and procedures.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day, when such securities are of the highest credit quality. Amortized cost shall not be used if its use would be inappropriate due to credit or other impairments of the issuer. The Fund does not hold any short term debt securities as of March 31, 2014.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2014, for the Fund based upon the three levels defined above:

Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Total
Common Stocks	Futures Contracts	Repurchase Agreements	Forward Foreign Currency Contracts	Investment Securities	Other Financial Instruments including Futures Contracts and Forward Foreign Currency Contracts
$119,022,617	$(1,583)	$23,030,625	$(1,075)	$142,053,242	$(2,658)

For the year ended March 31, 2014, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no transfers between Level 1 and Level 2 for the year ending March 31, 2014.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2014

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company. As of March 31, 2014, management of the Fund has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if any adjustments to conclusions are necessary based on factors including but not limited to implementation of further guidance expected from the Financial Accounting Standards Board (“FASB”) and ongoing analysis of tax law, regulation, and interpretations thereof.

The tax character of distributions paid for the tax years ended March 31, 2014 and March 31, 2013 were as follows:

Year Ended March 31, 2014			Year Ended March 31, 2013
Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions
$1,856,600	$—	$1,856,600	$3,217,065	$—	$3,217,065

At March 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Depreciation
$671,047	$—	$(852,398)	$(9,403,044)

Permanent differences, primarily due to gain (loss) on in-kind redemptions, and nondeductible expenses resulted in the following reclassifications, as of March 31, 2014 among the Fund’s components of net assets:

Accumulated undistributed net investment income	Accumulated net realized gain (loss) on investments	Paid in capital
$257,352	$(23,359,187)	$23,101,835

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various rules governing the tax treatment of regulated investment companies. Under the Act, the Fund is now permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2014

Utilization of the capital loss carryforwards, post-October capital losses, and losses realized subsequent to March 31, 2014, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Fund’s capital loss carryforwards, none of which are subject to expiration, are as follows:

Short-Term	Long-Term	Total
$(56,442)	$(795,956)	$(852,398)

The Fund utilized net capital loss carryforwards of $70,535 during the year ended March 31, 2014.

Distribution of Income and Gains

Net investment income and net capital gains are typically distributed to shareholders at least annually.

Due from Broker

Transactions and positions in futures are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. Due from broker balances in the Statement of Assets and Liabilities represents cash, foreign currency and any initial and/or variation margin applicable to open futures contracts. The Fund’s use of cash, securities and/or foreign currency held at brokers at March 31, 2014 is restricted by regulation or broker mandated limits.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. Dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon foreign exchange rates prevailing at the end of the year. Purchases and sales of investment securities and income are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the year, it is not practical to isolate that portion of results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains and losses arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting in changes in exchange rates.

Securities Lending

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains with the Fund’s collateral account, cash, U.S. government securities or equivalent collateral, or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the securities loaned.

Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2014

Loans are subject to termination at the option of the Fund or the borrower. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Additionally, the Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker, which is netted against securities lending income on the Statement of Operations. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important for the Fund with respect to the investment.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy.

A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty. Net realized and unrealized gains and losses on forward foreign currency contracts are included within the foreign currency and foreign currency translation line items on the Statement of Operations.

Futures Contracts

The Fund may enter into a futures contract to manage its portfolio, obtain exposure to securities or to manage currency risk. Risks involved in the use of futures include that the secondary market for a futures contract may not be liquid, preventing the Fund from closing out a position. Additionally, the index tracked by a futures contract may differ from and even have a negative correlation to the Fund’s Underlying Index, resulting in the returns from such a contract not matching the performance of the Underlying Index and the possible risk of loss. There also exists a risk of loss by the Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2014

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits based on the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open on a monthly basis. The Fund expects to earn interest income on its margin deposits.

3.  Derivative Contracts

As a non-principal investment strategy, the Fund may utilize futures, options and swaps to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fail to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e., futures, options or swaps that are not traded on an exchange), the Fund may also have exposure to the risk of a counterparty’s default, and exposure to the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

During the year ended March 31, 2014, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2014

The Fund used futures contracts to simulate full investment in the Underlying Index. To the extent liquid futures contracts are not available for the Underlying Index, the Advisor or Sub-Advisor may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components. The Fund held futures contracts with an average monthly notional value of $1,134,852 and forward foreign currency contracts with an average monthly amount of $793,951 during the year ended March 31, 2014.

The following tables indicate the location of derivative-related items on the Statement of Assets and Liabilities as well as the effect of derivative instruments on the Statement of Operations during the reporting period.

Fair Value of Derivative Instruments as of March 31, 2014
Asset Derivatives			Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of Assets and Liabilities Location	Unrealized Appreciation	Statement of Assets and Liabilities Location	Unrealized Depreciation
Equity Index Futures Contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$(1,583)
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$(1,075)

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2014
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Change in net unrealized appreciation (depreciation) on Futures contracts	$174,516	$(45,350)
Forward Foreign Currency Contracts	Net realized gain (loss) on Forward foreign currency contracts, Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts	$ 26,436	$(4,885)

4.  Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of such dividends. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

5.  Fees and Other Transactions with Affiliates

The Advisor serves as advisor to the Fund pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor or, if it has delegated such authority, the Sub-Advisor determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Fund.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2014

As compensation for its services and its assumption of certain expenses, the Fund pays the Advisor a management fee equal to 0.50% of the Fund’s average daily net assets that accrues daily and is paid monthly. The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its management fees and to reimburse other expenses to the extent total annual fund operating expenses, as a percentage of average daily net assets, exceed 0.50% for the Fund. No attempt will be made to recapture any amounts previously waived or reimbursed. This expense limitation is in effect through July 30, 2014. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend and distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of the trustees of the Trust who are not officers, directors/trustees, partners or employees of the Advisor or its affiliates (the “Independent Trustees”); (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor. The Advisor has voluntarily agreed to assume compensation and expenses of each independent trustee through July 30, 2014.

Authorized Participants are charged a standard creation and redemption transaction fee payable to the Fund to offset transfer and other transaction costs associated with the issuance and redemption of creation units. The standard creation and redemption transaction fee is $4,000. Presently $3,500 of this fee is being paid to the Advisor to reimburse it for the transaction fees being paid by the Advisor. The Advisor received $84,000 in transaction fee reimbursements for the year ended March 31, 2014.

The Board adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. The Trust’s Board has resolved not to authorize the payment of Rule 12b-1 at this time. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time they will increase the cost of an investment in the Fund and may cost more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Each independent trustee receives an annual retainer of $25,000.

6.  Issuance and Redemption of Fund Shares

The Fund issues and redeems shares only in bundles, known as Creation Units, of a specified number of shares. For the Fund, a Creation Unit is comprised of 500,000 shares. The number of shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation of the Fund. The Fund may not issue fractional Creation Units.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2014

Purchase or redemption of Creation Units is only available to an authorized participant (“Authorized Participant”) or an investor through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units.

Shares are listed on the NYSE Arca and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than NAV upon sale of shares.

7.  Investment Transactions

For the year ended March 31, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$3,612,484	$3,963,945

8.  In-Kind Transactions

The Fund delivers its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each transaction.

For the year ended March 31, 2014, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fair Value	Net Realized Gains
$359,205,122	$23,521,677

During the period, the Fund received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended March 31, 2014, the fair value of the securities received for subscriptions were as follows:

Fair Value
$250,451,356

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2014

9.  Master Netting Agreements

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. The following table is a summary of the Fund’s open securities lending and repurchase agreements which are subject to a master netting agreement for the year ended March 31, 2014:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets (Liabilities) presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Cash Collateral Received[1]	Net Amounts
Securities Lending	$21,895,957	$—	$21,895,957	$—	$(21,895,957)	$—
Repurchase agreements	23,030,625	—	23,030,625	(23,030,625)	—	—
Total	$44,926,582	$—	$44,926,582	$(23,030,625)	$(21,895,957)	$—
[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

10.  Principal Risks

As with any investment, an investor could lose all or part of an investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s Prospectus under the heading “Additional Description of the Principal Risks of the Fund.”

Index Risk.  The Underlying Index and the Fund reconstitute and rebalance only when the Index Provider determines to reconstitute and rebalance the Underlying Index, which may cause the performance of the Underlying Index and the Fund to deviate from that of the market the Underlying Index seeks to track. This deviation results from changes to index component securities being reflected in the market more quickly than the Index Provider’s methodology can track.

Market Risk.  The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Risks Related to Investing in Japan.  The Fund invests in securities of companies that are principally located in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security risk, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk.  The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2014

Currency Risk.  Because the Fund’s NAV is determined on the basis of the U.S. Dollar, investors may lose money if the Japanese Yen depreciates against the U.S. Dollar, even if the local currency value of the Fund’s holdings in that market increases.

Derivatives Risk.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. As a non-principal investment strategy, the Fund may utilize futures, options, swaps and forward foreign currency contracts to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative, currency risk if fluctuations in exchange rates adversely affect the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fail to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e. options, swaps or forward foreign currency contracts that are not traded on an exchange), the Fund may also have exposure to the risk of a counterparty’s default, and exposure to the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

11.  Guarantees and Indemnifications

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Advisor views that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

12.  Accounting Pronouncements

In June 2013, the FASB issued ASU No. 2013-08, “Amendments to the Scope, Measurement and Disclosure Requirements.” The update contains specialized accounting and reporting requirements for investment companies. Investment companies generally measure their investments at fair value, including controlled financial interest in investees that are not investment companies. In contrast, International Financial Reporting Standards did not include the concept of an investment company and required reporting entities to consolidate controlled investees. ASU 2013-08 would look to develop a consistent approach for determining whether an entity is an investment company for which fair value of investments is the most relevant measurement attributable for the entity’s financial statement users. Additional disclosure requirements will include the fact that the entity is an investment company and is applying the requirements of Topic 946 which are included in the AICPA Audit and Accounting Guide-Investment Companies, information about changes, if any, in an entity's status as an investment company, and information about the financial support provided or contractually required to be provided by an investment company to any of its investees. The disclosure requirements are effective for annual reporting periods, and interim periods within those years, beginning on or after December 15, 2013. The Fund's Advisor is currently evaluating the application of ASU 2013-08 and its impact, if any, on the Fund’s financial statements.

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Notes to Financial Statements (continued)
March 31, 2014

In July 2013, the FASB issued ASU No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.” The update attempts to create consistency in reporting and disclosure requirements for entities with an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or tax credit carryforward exists. Currently, there is diversity in practice in the presentation of unrecognized tax benefits disclosing them as either a liability or a deferred asset depending on circumstances of the fund. The disclosure requirements are effective for annual reporting periods, and interim periods within those years, beginning on or after December 15, 2013. The Fund's Advisor is currently evaluating the application of ASU 2013-11 and its impact, if any, on the Fund’s financial statements.

Precidian ETFs Trust
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Precidian ETFs Trust and Shareholders of MAXIS® Nikkei 225 Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of MAXIS® Nikkei 225 Index Fund, a portfolio of Precidian ETFs Trust (the “Fund”) at March 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 22, 2014

Precidian ETFs Trust
MAXIS® Nikkei 225 Index Fund
Expense Example (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other Fund expenses. The expense example below is intended to help you understand your ongoing costs (in U.S. Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 at the beginning of a six-month period ended March 31, 2014 and held through the period.

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period ended March 31, 2014 and held through the period.

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio During Period	Beginning Account Value 10/1/13	Ending Account Value 03/31/14	Expenses Paid During the Period*
Actual	0.50%	$1,000.00	$982.50	$2.47
Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half period).

Precidian ETFs Trust
Additional Information (Unaudited)

Federal Tax Information:

Pursuant to Section 854 of the Internal Revenue Code, 71.62% of the distributions paid during the period ended March 31, 2014 have been designated as qualified dividend income.

Pursuant to Section 853 of the Internal Revenue Code, the Fund elects to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of March 31, 2014, the foreign tax credit for the Fund was $24,165.

The Fund has derived net income from sources within foreign countries. As of March 31, 2014, the foreign source income for the Fund was $2,123,502.

Receive investor materials electronically:

The Fund’s annual and semiannual reports (when available) and the Statement of Additional Information are available free of charge upon request by calling Precidian Funds LLC at 1-855-621-0930. You can also access and download the annual and semiannual reports at the Fund’s website: http://www.precidianfunds.com.

Quarterly Portfolio Holdings Information:

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Precidian ETFs Trust’s Form N-Q will be available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.precidianfunds.com.

This report has been prepared for shareholders and may not be distributed to others only if preceded or accompanied by a current prospectus.

Proxy Voting Information:

A description of Precidian ETFs Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how Precidian ETFs Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge by visiting the Fund’s website at www.precidianfunds.com or the SEC’s website at www.sec.gov or by calling 1-855-621-0930.

Precidian ETFs Trust
Trustees and Officers of Precidian ETFs Trust (Unaudited)

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John V. Sinon, 1964	Trustee	Since May 2011	President, The Sinon Group LLC (2001 to present) (recruiting firm).	1	None
Geoffrey G. Clark, 1972	Trustee	Since May 2011	Managing Director, (and Officer), Starr Principal holdings, LLC (2012 to present) (a registered investment advisor); Managing Director, C.V. Starr & Co., Inc. (2007 to 2012) (a privately held company with a portfolio of global investments and financial services businesses).	1	Board of Directors, Strategic Capital Bancorp Inc. (2012 to present)
Interested Trustee(3)
Mark S. Criscitello, 1961	Chairman & Trustee Chief Operating Officer Treasurer & Principal Financial Officer	Since August 2010 Since May 2011 From January 2011 to May 2011	Chief Financial Officer, Precidian Funds LLC (2011 to present); Chief Financial Officer, Precidian Investments LLC (2007 to present); Chief Operating Officer and Chief Financial Officer, Clearance and Execution Division, Bear Hunter (1999 to 2007).	1	None

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Other Officers
Daniel J. McCabe, 1963	President and Principal Executive Officer	Since January 2011	Chief Executive Officer, Precidian Funds LLC (2011 to present); Chief Executive Officer, Precidian Investments LLC (2007 to present).
J. Stuart Thomas, 1966	Secretary	Since January 2011	Secretary, Precidian Funds LLC (2011 to present); Principal, Precidian Investments LLC (2005 to present).
William C. Cox, 1966	Treasurer, Chief Financial Officer and Principal Financial Officer	Since May 2013	Director, Foreside Management Services LLC (2013 to present); Department Head Vice President, Fund Administration, State Street Corporation (1997 to 2012).(4)
Donna M. Rogers, 1966	Chief Compliance Officer	Since May 2011	Managing Director, Foreside Compliance Services, LLC (December 2010 to present); Senior Vice President, State Street Bank (formerly Investors Bank & Trust Company) (September 2004 to December 2010).(4)
(1)	The address of each Trustee or officer is c/o Precidian Funds LLC, 350 Main St., Suite 9, Bedminster, New Jersey 07921.
(2)	Trustees and Officers serve until their successors are duly elected and qualified.
(3)	Mark Criscitello is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
(4)	William C. Cox and Donna M. Rogers serve as officers to other unaffiliated mutual funds for which the Distributor (or its affiliates) act as Distributor or provider of other services.

Precidian ETFs Trust
350 Main Street, Suite 9
Bedminster, NJ 07921
855.621.0930
www.precidianfunds.com
Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

PrecidianSM is a service mark of Precidian Funds LLC. Nikkei® is a registered trademark of Nikkei Inc. Nikkei Stock AverageSM and the Nikkei 225SM are service marks of Nikkei Inc. MAXISSM is a registered service mark of Mitsubishi UFJ Asset Management Co., Ltd.

Item 2. Code Of Ethics.

As of the end of the period, March 31, 2014, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board has not designated an audit committee financial expert at this time because it believes that background and experience of both Audit Committee Members presently obviates the need for such designation.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for Precidian ETFs Trust by PricewaterhouseCoopers LLP (“PwC”) for the year ended March 31, 2013 and March 31, 2014 were:

	2013	2014
Audit Fees (a)	$50,000	$53,250
Audit Related Fees (b)	0	0
Tax Fees (c)	$11,600	$12,000
All Other Fees (d)	0	0
Total:	$61,600	65,250

(a)	Audit Fees: These fees relate to professional services rendered by PwC for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with March 31, 2013 and March 31, 2014 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2013 and March 31, 2014: $0 and $0, respectively.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, John Sinon and Geoffrey Clark, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the MAXISsm Nikkei 225 Index Fund’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By:

/s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

June 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel J. McCabe

Daniel J. McCabe

President and Principal Executive Officer

June 3, 2014

By:

/s/ William C. Cox

William C. Cox

Treasurer and Principal Financial Officer

June 3, 2014